Long-term Incentive Plans (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Outstanding, Beginning	10,000	25,000
Common shares issued on vesting	10,000	15,000
Outstanding, Ending		10,000